FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2021		At December 31, 2022
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	7,124	Derivative assets — current	7,730
Foreign exchange option contracts	Derivative assets — current	162	Derivative assets — current	9,576
Commodity hedge	Derivative assets — current	—	Derivative assets — current	210
Interest rate swap	Other non-current assets	76	Other non-current assets	1,064
	Total	7,362	Total	18,580

	Fair Value of Derivative Liabilities
	At December 31, 2021		At December 31, 2022
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	2,622	Derivative liabilities — current	24,104
Foreign exchange option contracts	Derivative liabilities — current	—	Derivative liabilities — current	1,255
	Total	2,622	Total	25,359

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2020	2021	2022
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives, net	49,807	22,582	(49,388)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives, net	1,376	220	8,918
Commodity hedge	Gain (loss) on change in fair value of derivatives, net	—	983	(4,019)
Interest rate swap	Gain (loss) on change in fair value of derivatives, net	(1,182)	—	—
	Total	50,001	23,785	(44,489)